Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2022
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2022
Document Effective Date	Sep. 29, 2022
Prospectus Date	Apr. 29, 2022
Emerging Markets Leaders Portfolio | Class I
Prospectus:
Trading Symbol	MELIX
Emerging Markets Leaders Portfolio | Class A
Prospectus:
Trading Symbol	MELAX
Emerging Markets Leaders Portfolio | Class C
Prospectus:
Trading Symbol	MEMLX